Note R - Segment Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note
R
- Segment Information

The reportable segments are determined by the products and services offered, primarily distinguished between banking and consumer finance.  They are also distinguished by the level of information provided to the chief operating decision maker, who uses such information to review performance of various components of the business which are then aggregated if operating performance, products/services, and customers are similar.  Loans, investments, and deposits provide the majority of the net revenues from the banking operation, while loans provide the majority of the net revenues for the consumer finance segment.  All Company segments are domestic.

Total revenues from the banking segment, which accounted for the majority of the Company’s total revenues, totaled
94.2%,
92.9%,
and
92.7%
of total consolidated revenues for the years ended
December 31, 2019,
2018
and
2017,
respectively.

The accounting policies used for the Company’s reportable segments are the same as those described in Note A - Summary of Significant Accounting Policies.  Income taxes are allocated based on income before tax expense. All goodwill is in the Banking segment.

Segment information is as follows:

	Year Ended December 31, 2019
	Banking	Consumer Finance	Total Company
Net interest income	$39,865	$3,187	$43,052
Provision expense	875	125	1,000
Noninterest income	8,989	177	9,166
Noninterest expense	37,026	2,472	39,498
Tax expense	1,653	160	1,813
Net income	9,300	607	9,907
Assets	1,000,315	12,957	1,013,272

	Year Ended December 31, 2018
	Banking	Consumer Finance	Total Company
Net interest income	$40,380	$3,346	$43,726
Provision expense	850	189	1,039
Noninterest income	8,243	695	8,938
Noninterest expense	34,841	2,585	37,426
Tax expense	1,990	265	2,255
Net income	10,942	1,002	11,944
Assets	1,017,902	12,591	1,030,493

	Year Ended December 31, 2017
	Banking	Consumer Finance	Total Company
Net interest income	$38,366	$3,367	$41,733
Provision expense	2,415	149	2,564
Noninterest income	8,834	601	9,435
Noninterest expense	34,079	2,530	36,609
Tax expense	3,973	513	4,486
Net income	6,733	776	7,509
Assets	1,013,386	12,904	1,026,290